S000028696 [Member] Expense Example - CTIVP - T. Rowe Price Large Cap Value Fund	Dec. 31, 2025 USD ($)
CTIVP - T. Rowe Price Large Cap Value Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
CTIVP - T. Rowe Price Large Cap Value Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,155